Financial Instruments - Summary of Currency Risk (Parenthetical) (Detail) - Between USD and INR [Member] - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure to foreign currency risk	$ (225,735)	$ (196,864)
Cash and cash equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure to foreign currency risk	$ 131	$ 76